DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($) $ / shares in Units, $ in Thousands							8 Months Ended	12 Months Ended
	Aug. 12, 2024	Jun. 10, 2024	Jan. 23, 2024	Dec. 13, 2023	Oct. 04, 2023	Sep. 19, 2023	Aug. 12, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Jul. 28, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)											17,250,000
Exercise price (in USD per share)					$ 0.86							$ 0.95
Change in fair value of derivative financial liabilities								$ 0	$ (4,928)	$ (27,289)
Shares vested (in shares)	462,500	550,000	560,800	1,400,000
Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative financial liabilities										$ (6,300)
Public warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)					702,400	12,047,600					12,750,000
Private warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)						4,500,000					4,500,000
Tiberius warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants transferred (in shares)											4,500,000
Low
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock price (in USD per share)							$ 11.50
High
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock price (in USD per share)							$ 15.25